SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements in United States Dollars
b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollar (“dollar”). The Company’s management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar denominated transactions and balances have been re-measured into the functional currency in accordance with Accounting Standard Code (“ASC”) No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.

Short-Term Bank Deposit
e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

Investments in Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

The Company’s securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Business combination
h.	Business combination:

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired technology and acquired trademarks and tradenames from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Goodwill
i.	Goodwill:

Goodwill has been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, “Intangibles - Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company performs the first step of the quantitative goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.

During the years 2018, 2017 and 2016, no impairment losses have been identified.

Other Intangible Assets, Net
j.	Other intangible assets, net:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 8 to 20 years. These intangible assets consist of core technology, trademarks and trade names which are amortized over their estimated useful lives on a straight-line basis.

Impairment of long-lived assets including intangible assets subject to amortization
k.	Impairment of long-lived assets including intangible assets subject to amortization:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2018, 2017 and 2016, no impairment indicators have been identified.

Manufacturing partner and supplier liabilities
l.	Manufacturing partner and supplier liabilities:

The Company purchases manufactured products from its original design manufacture (“ODM”). The Company generally does not own the manufactured products. ODM’s provide services of design, manufacture, orders fulfillment and support with a full turn-key solution to meet the Company’s detailed requirements. If the actual demand is significantly lower than forecast, the Company records a liability for its commitment in excess of the actual demand. As of December 31, 2018 and 2017, the Company has not accrued any significant liability in respect with this exposure.

Research and Development Costs
m.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC No. 985-20, “Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
n.	Revenue recognition:

The Company derives its revenues mainly from sales of products and licenses, security subscriptions and software updates and maintenance. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, OEMs (Original Equipment Manufacturers), system integrators and MSPs (Managed Service Providers), all of whom are considered end-users.

The Company’s security subscriptions provide customers with access to its suite of security solutions and is sold as a service.

The Company’s software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement and include maintenance services to end-user customers, through primarily telephone access to technical support personnel as well as hardware support services.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

Revenues from sales of products and licenses are recognized upon shipment when control of the promised goods is transferred to the customer, or upon electronic transfer of the Certificate Key to the Customer. Revenues from security subscriptions and from software updates and maintenance are recognized ratably over the term of the agreement.

The Company’s arrangements typically contain various combinations of its products and licenses, security subscriptions and software updates and maintenance, which are distinct and are accounted for as a separate performance obligations. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price using the prices charged for a performance obligation when sold separately.

Deferred revenues represent mainly the unrecognized revenue billed for security subscriptions and for software updates and maintenance. Such revenues are recognized ratably over the term of the related agreement. The amount of revenues recognized in the period that was included in the opening deferred revenues balance was $ 878,538 for the year ended December 31, 2018.

Revenue expected to be recognized from remaining performance obligations was $ 1,557,552 as of December 31, 2018, of which the Company expects to recognize approximately $ 1,069,938 over the next 12 months and the remainder thereafter.

The Company records a provision for estimated sales returns, rebates, stock rotations and other rights provided to customers on product and services based on historical sales returns, analysis of credit memo data, rebate plans, stock rotation arrangements and other known factors. This provision is accounted for as variable consideration that is deducted from revenue in the period in which the revenue is recognized. Such provision amounted to $ 8,491 as of December 31, 2018 and is included in accrued expenses and other current liabilities in the consolidated balance sheet. Under Topic 605, the provision of $ 8,978 as of December 31, 2017 was presented as a reduction to trade receivables.

Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. These costs are deferred and then amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates are commensurate with the renewal commission rates. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of income. If the amortization period of those costs is one year or less, the costs are expensed as incurred. As of December 31, 2018 the amount of deferred commission was $22,623 and included in other long term assets.

For information regarding disaggregated revenues, please refer to Note 15 below.

Cost of Revenues
o.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and shipping.

Cost of security subscriptions is comprised of costs paid to third parties, hosting and infrastructure costs and cost of customer support related to these services.

Cost of software updates and maintenance is mainly comprised of cost of post-sale customer support.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

Severance Pay
p.	Severance pay:

The Company’s liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month’s salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the required deposit amounts have been paid.

Severance expenses for the years ended December 31, 2018, 2017 and 2016, were $ 11,267, $ 10,180 and $ 8,165 respectively.

Employee Benefit Plan
q.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 18.5 per year (and an additional amount of $ 6 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to statutory limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In 2018, 2017 and 2016, the Company’s matching contribution to the plan amounted to $ 4,163, $ 3,613 and $ 2,290 respectively.

Income Taxes
r.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined for temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. The Company accrues interest and indexation related to unrecognized tax benefits on its taxes on income.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

Advertising Costs
s.	Advertising costs:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2018, 2017 and 2016, were $ 3,106, $ 1,764 and $ 3,127 respectively.
Concentrations of Credit Risk
t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk. Marketable securities are held mainly by Check Point Ltd., the Company’s Singaporean subsidiary, Canadian subsidiary and the U.S. subsidiary, and are invested in securities denominated in U.S. dollar.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically dispersed and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. Allowance for doubtful accounts amounted to $ 1,033 and $ 1,911 as of December 31, 2018 and 2017, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense (income) amounted to $ (878), $ (344) and $ 154 in 2018, 2017 and 2016, respectively. Total write offs during 2018, 2017 and 2016 amounted to $ 627, $ 29 and $ 0, respectively.

Derivatives and Hedging
u.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in financial income, net.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in several foreign currencies. As of December 31, 2018 and 2017, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 337,498 and $ 338,053, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820, “Fair Value Measurement” (“ASC No. 820”) (classified as level 2 of the fair value hierarchy). The net gains (losses) resulting from these forward contracts recognized in financial income, net during 2018, 2017 and 2016 were $ (33,330), $ 25,086, and $ 1,822, respectively. The fair value of the Company’s outstanding forward contracts at December 31, 2018 and 2017 amounted to liabilities of $ 45 and $ 107, respectively.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekel and in Euro. As of December 31, 2018 and 2017, the Company had outstanding forward contracts in the notional amount of $ 112,053 and $ 7,354, respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as component of Accumulated Other Comprehensive Income in the balance sheet and reclassified to the statement of income in the period the related hedged items affect earnings. Any gains or losses related to the ineffective portion of cash flow hedges are recorded immediately in financial income, net in the consolidated statements of income. During 2018, 2017 and 2016 gains (losses) in the amount of $ (4,637), $ 4,655 and $ 120, respectively, were reclassified when the related expenses were incurred and recognized in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2018 and 2017 amounted to $ (801) and $ 267, respectively, and are included in accrued expenses and other current liabilities and prepaid expenses and other current assets on the balance sheets.

Basic and Diluted Earnings per Share
v.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 3,235,080, 1,640,329 and 4,232,063 for 2018, 2017 and 2016, respectively.

Accounting for stock-based compensation
w.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of awards granted, based on the straight line method for service based awards and based on the accelerated method for performance-based awards. Compensation expense is recognized over the requisite service period of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no plans to pay dividends in the foreseeable future.

The fair value of options granted and Employee Stock Purchase Plan in 2018, 2017 and 2016 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2018	2017	2016

Expected volatility	21.98%	22.20%	22.23%
Risk-free interest rate	2.67%	1.71%	1.07%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.13	4.76	4.65

Employee Stock Purchase Plan

Expected volatility	22.88%	18.21%	23.24%
Risk-free interest rate	1.07%	0.50%	0.16%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

On January 1, 2017, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2016-09 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.

The impact of the adoption on the Company’s Consolidated Financial Statements was as follows:

Forfeitures: The Company elected to change its accounting policy and account for forfeitures as they occur using a modified retrospective transition method, rather than estimating forfeitures, resulting in a cumulative-effect net of tax adjustment of $2,149, which decreased the January 1, 2017 opening retained earnings balance on the Consolidated Balance Sheets.

Income tax accounting: ASU 2016-09 also eliminates the requirement that excess tax benefits be realized as a reduction in current taxes payable before the associated tax benefit can be recognized as an increase in paid in capital. Following ASU 2016-09 adoption, the Company recorded excess tax benefits and tax deficiencies related to stock-based compensation as income tax benefit or expense in the statement of income prospectively when share-based awards vest or are settled. Upon adoption, the Company recognized the previously unrecognized excess tax benefits using the modified retrospective transition method, which resulted in a cumulative-effect of $86,132, which increased the January 1, 2017 opening retained earnings.

Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017. Prior periods have not been adjusted and are classified as financing activity.

Cash flow presentation of employee taxes paid: The Company is required to classify as a financing activity in its statement of cash flows the cash paid to a tax authority when shares are withheld to satisfy the employer’s statutory income tax withholding obligation. The Company was required to apply the change in presentation to the statements of cash flows retrospectively and no longer classify the payments related to shares withheld for taxes as an operating activity.

Fair Value of Financial Instruments
x.	Fair value of financial instruments:

The Company measures its investments in money market funds (classified as cash equivalents), marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -

Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

The following table shows the components of accumulated other comprehensive income (loss), net of taxes, for the year ended December 31, 2018:

	Year ended December 31, 2018
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(15,719)	$85	$(15,634)

Other comprehensive loss before reclassifications	(9,757)	(4,574)	(14,331)
Amounts reclassified from accumulated other comprehensive income	*) 1,387	**) 4,081	5,468

Net current-period other comprehensive loss	(8,370)	(493)	(8,863)

Ending balance	$(24,089)	$(408)	$(24,497)

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized losses on marketable securities are included within financial income, net.

**)

The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.

Treasury Shares
z.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC No. 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Legal Contingencies
aa.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Impact of Recently Issued Accounting Standards
ab.	Impact of recently issued accounting standards:

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (ASC 606), effective as of January 1, 2018, using the modified retrospective transition method. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

The main change related to incremental costs to obtain customer contracts, which primarily consist of sales commissions, due to the longer period of amortization. Under the previous accounting guidance, these costs were expensed as incurred. Under the new standard these costs are deferred and then amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates and renewal rates are the same.

The cumulative effects of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 were as follows:

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Other Assets	33,575	25,488	59,063
Deferred tax asset, net	119,431	(6,372)	113,059
Retained earnings	8,203,035	19,116	8,222,151

The Company adopted Accounting Standards Update No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory (ASU 2016-16), which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The adoption resulted in a cumulative-effect of $ 442, which decreased the Company’s retained earnings.

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases.” Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases.” Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. This ASU is effective for annual periods beginning after December 15, 2018. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued Accounting Standards Update 2018-11, Leases (Topic 842). This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented.

The Company has elected to apply the guidance at the beginning of the period of adoption and not restate comparative periods. In addition, the Company elected the available practical expedients on adoption.

The Company expects to record right-of-use leased assets and corresponding liabilities of approximately $27,000 on January 1, 2019.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity’s ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the consolidated financial statements.

In June 2018, FASB issued ASU 2018-07 to expand the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract (“ASU 2018-15”). The amendments in ASU 2018-15 provide guidance to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements.